Economic Dependency	12 Months Ended
Dec. 31, 2011
Economic Dependency
Economic Dependency

7. Economic Dependency

The Company will be dependent on the Advisor and the Dealer Manager for certain services that are essential to the Company, including the sale of the Company’s shares of common stock, asset acquisition and disposition decisions and other general and administrative responsibilities. In the event that the Advisor or the Dealer Manager is unable to provide such services, the Company would be required to find one or more alternative service providers.